Debt - Interest Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt
Interest expense	$ (457,984)	$ (262,220)	$ (217,128)
Interest paid	365,500	211,700	189,000
Senior Secured Notes
Debt
Interest expense	(248,407)
Revolving Credit Facilities
Debt
Interest expense	(47,789)	(14,954)	(15,121)
6.625% Senior Secured Notes due 2018
Debt
Interest expense	(40,481)	(36,961)	(36,861)
4.750% Senior Secured Notes due 2020
Debt
Interest expense	(29,941)	(24,842)	(24,633)
Bridge Facility
Debt
Interest expense	(23,717)	(47,577)
7.500% Senior Secured Notes due 2019
Debt
Interest expense	(18,651)
Term Loan Facilities due 2019
Debt
Interest expense	(15,537)
Capital Securities due 2066
Debt
Interest expense	(8,550)	(85,250)	(85,881)
5.350% Senior Secured Notes due 2023
Debt
Interest expense	(4,753)
5.500% Senior Secured Notes due 2020
Debt
Interest expense	(3,359)
5.375% Senior Secured Notes due 2016
Debt
Interest expense		(45,864)	(49,770)
Other
Debt
Interest expense	$ (16,799)	$ (6,772)	$ (4,862)